Cover	Oct. 27, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2022
Entity File Number	001-39702
Entity Registrant Name	HEALTH ASSURANCE ACQUISITION CORP.
Entity Central Index Key	0001824013
Entity Tax Identification Number	85-2899745
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20 University Road
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	617
Local Phone Number	234-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
SAILSM (Stakeholder Aligned Initial Listing) securities, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-fourth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	SAIL
Trading Symbol	HAACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock included as part of the SAIL
Trading Symbol	HAAC
Security Exchange Name	NASDAQ
Warrants included as part of the SAILSM securities, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the SAIL
Trading Symbol	HAACW
Security Exchange Name	NASDAQ